Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

NOTE 13—SUPPLEMENTAL CASH FLOW INFORMATION

The following table provides supplemental disclosure of cash flow information (in millions):

	Six Months Ended June 30,
	2020	2019
Cash paid during the period for interest, net of amounts capitalized	$179	$—

The balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate) was $29 million and $269 million as of June 30, 2020 and 2019, respectively.

NOTE 15—SUPPLEMENTAL CASH FLOW INFORMATION

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2019	2018	2017
Cash paid during the period for interest, net of amounts capitalized	$258,491	$104,811	$—
Non-cash capital contribution for conveyance of property, plant and equipment from affiliate	—	83,058	—

The balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate) was $186.7 million, $178.3 million and $274.3 million as of December 31, 2019, 2018 and 2017, respectively.